Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended
	Jul. 02, 2014	Jun. 06, 2014	Nov. 01, 2014 item	Nov. 02, 2013 item	Nov. 01, 2014 item	Nov. 02, 2013 item	Jan. 31, 2015 item	Feb. 01, 2014 item	Feb. 02, 2013 item	Jan. 28, 2012 item	Dec. 10, 2014	Jul. 29, 2013	Aug. 02, 2014
Fiscal year
Number of weeks in a fiscal year			13	13	39	39	52	52	53	52
Stock split ratio		1.476
Shares sold in initial public offering	27,800,000
Public offering price (in dollars per share)	$ 17.00
Net proceeds from initial public offering	$ 446
Preferred stock, shares authorized													50,000,000
Preferred stock, shares issued			0		0
PIK Notes
Fiscal year
Extinguishment of Debt, Amount	$ 439										$ 180
PIK interest rate one (as a percent)					7.50%							7.50%
PIK interest rate two (as a percent)					8.25%							8.25%